Expense Example, No Redemption	Sep. 25, 2026 USD ($)
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 282
Expense Example, No Redemption, 3 Years	877
Expense Example, No Redemption, 5 Years	1,498
Expense Example, No Redemption, 10 Years	3,172
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	249
Expense Example, No Redemption, 3 Years	764
Expense Example, No Redemption, 5 Years	1,306
Expense Example, No Redemption, 10 Years	$ 2,787